Property Plant and Equipment and Investment in Real Estate, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property Plant and Equipment and Investment in Real Estate, Net

Note 7. PROPERTY PLANT AND EQUIPMENT and INVESTMENT IN REAL ESTATE, NET

Property, plant and equipment consisted of the following as of:

	Estimated	September 30,	December 31,
	Useful Life	2023	2022
Machinery and equipment	5-10 years	$30,000	$25,000
Construction in progress		263,000	251,000
Total Cost		293,000	276,000
Less accumulated depreciation		4,000	-
Property, plant and equipment, net		$289,000	$276,000

Depreciation expense for the nine months ended September 30, 2023 and 2022 were approximately $4,000 and $0, respectively.

Note 7. PROPERTY PLANT AND EQUIPMENT and INVESTMENT IN REAL ESTATE, NET

Property, plant and equipment consisted of the following as of December 31, 2022:

	Estimated
	Useful Life	2022	2021
Machinery and equipment	5-10 years	$25,000	$-
Construction in progress		251,000	-
Total Cost		276,000	-
Less accumulated depreciation		-	-
Property, plant and equipment, net		$276,000	$-

Depreciation expense for the years ended December 31, 2022 and 2021 was $0 and $0 respectively.